Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (762)	$ 487	$ (401)	$ (703)	$ (1,085)
Net actuarial gains (losses) on plan assets	525	(178)	307	662	851
Changes in asset ceiling excluding interest income	1	(3)		(1)
Net remeasurement gains (losses) recognized in OCI	(236)	306	(94)	(42)	(234)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(49)	30	(25)	(48)	(73)
Net remeasurement gains (losses) recognized in OCI	$ (49)	$ 30	$ (25)	$ (48)	$ (73)